Goodwill and Intangible Assets - Goodwill Rollforward (Q2) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2023
Goodwill [Roll Forward]
Beginning balance	$ 19,544	$ 97
Addition	793,426	19,447
Ending balance	$ 812,970	$ 19,544